Public Offering (Tables)	6 Months Ended
Jun. 30, 2021
Public Offering [Abstract]
Reconciliation of Class A Common Stock
As of June 30, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was recognized on March 31, 2021, and there has been no additional accretion for the three months ended June 30, 2021:

As of June 30, 2021

Gross proceeds	$450,000,000
Less:
Proceeds allocated to public warrants	$(16,290,000)
Class A shares issuance costs	$(24,444,879)

Plus:
Accretion of carrying value to redemption value	$(40,734,879)

Contingently redeemable Class A Common Stock	$450,000,000